Consolidated Statements of Changes in Equity (Deficit) (USD $) In Thousands, except Share data	Total	Ordinary Shares	Additional Paid-in Capital	Statutory Reserve	Accumulated Other Comprehensive Income	Accumulated deficit	Total LDK Solar CO., Ltd. Shareholders' Equity	Non- controlling Interests
Beginning Balance at Dec. 31, 2011	$ 624,924	$ 13,352	$ 751,422	$ 75,780	$ 212,888	$ (443,526)	$ 609,916	$ 15,008
Beginning Balance (in shares) at Dec. 31, 2011		133,518,800
Net loss	(1,010,096)	0	0	0	0	(970,971)	(970,971)	(39,125)
Foreign currency translation adjustment, net of nil tax	2,900	0	0	0	3,195	0	3,195	(295)
Fair value changes in available-for-sale equity security, net of tax effect of US$(351) in 2014, US$(155) in 2013 and US$ 1112 in 2012, respectively	(3,368)	0	0	0	(3,368)	0	(3,368)	0
Issuance of new shares, net of nil related expense (in shares)		25,307,497
Issuance of new shares, net of nil related expense	21,765	2,531	19,234	0	0	0	21,765	0
Acquisition of a subsidiary	7,153	0	0	0	0	0	0	7,153
Disposal/ deconsolidation of subsidiary	(879)	0	0	0	0	0	0	(879)
Share-based compensation (Note 26)	8,904	0	8,804	0	0	0	8,804	100
Recognition of non-controlling interests	127	0	0	0	0	0	0	127
Accretion to redemption value of redeemable non-controlling interests (Note 7)	(153,984)	0	0	0	0	(153,984)	(153,984)	0
Others (in shares)		0
Others	(210)	0	297	0	0	0	297	(507)
Ending Balance at Dec. 31, 2012	(502,764)	15,883	779,757	75,780	212,715	(1,568,481)	(484,346)	(18,418)
Ending Balance (in shares) at Dec. 31, 2012		158,826,297
Net loss	(1,630,293)	0	0	0	0	(1,610,068)	(1,610,068)	(20,225)
Foreign currency translation adjustment, net of nil tax	587	0	0	0	415	0	415	172
Fair value changes in available-for-sale equity security, net of tax effect of US$(351) in 2014, US$(155) in 2013 and US$ 1112 in 2012, respectively	3,753	0	0	0	3,753	0	3,753	0
Issuance of new shares, net of nil related expense (in shares)		42,312,598
Issuance of new shares, net of nil related expense	50,632	4,231	46,401	0	0	0	50,632	0
Share-based compensation (Note 26)	7,470	0	7,306	0	0	0	7,306	164
Accretion to redemption value of redeemable non-controlling interests (Note 7)	(33,077)	0	0	0	0	(33,077)	(33,077)	0
Others (in shares)		0
Others	1,311	0	0	0	0	0	0	1,311
Ending Balance at Dec. 31, 2013	(2,102,381)	20,114	833,464	75,780	216,883	(3,211,626)	(2,065,385)	(36,996)
Ending Balance (in shares) at Dec. 31, 2013	201,138,895	201,138,895
Net loss	(269,684)	0	0	0	0	(266,872)	(266,872)	(2,812)
Foreign currency translation adjustment, net of nil tax	2,254	0	0	0	2,254	0	2,254	0
Fair value changes in available-for-sale equity security, net of tax effect of US$(351) in 2014, US$(155) in 2013 and US$ 1112 in 2012, respectively	2,338	0	0	0	2,338	0	2,338	0
Sale of available-for-sale equity security (Note 5(a))	(9,376)	0	0	0	(9,376)	0	(9,376)	0
Issuance of new shares, net of nil related expense (in shares)		40,729,844
Issuance of new shares, net of nil related expense	8,146	4,073	4,073	0	0	0	8,146	0
Disposal/ deconsolidation of subsidiary	30,737	0	0	0	0	0	0	30,737
Changes in ownership interest in a subsidiary without loss of control, net of tax effect of US$ (4,474) (Note 8)	16,590	0	7,362	0	27	0	7,389	9,201
Issuance of warrants (Note 15(iv))	387	0	387	0	0	0	387	0
Share-based compensation (Note 26)	8,622	0	8,622	0	0	0	8,622	0
Ending Balance at Dec. 31, 2014	$ (2,312,367)	$ 24,187	$ 853,908	$ 75,780	$ 212,126	$ (3,478,498)	$ (2,312,497)	$ 130
Ending Balance (in shares) at Dec. 31, 2014	241,868,739	241,868,739